Leases (table)	12 Months Ended
Mar. 31, 2016
Leases {Abstract}
Operating Leases of Lessee Disclosure [Table Text Block]
Years ending March 31:	Operating	Capital
2017	$43,392	$507
2018	38,649	507
2019	33,746	507
2020	28,784	507
2021	22,379	507
2022-2030	28,918	4,943
Total minimum payment required	$195,868	$7,478
Less interest		2,247
Present value of minimum lease payments		5,231
Amount due within one year		243
Long-term capital lease obligation		$4,988

ScheduleOfCapitalLeasedAsssetsTableTextBlock
	2016	2015
Land	-	-
Buildings	5,313	-
Equipment	-	-
	5,313	-
Less accumulated amortization	89	-
	5,224	-